UBS
Bond
Fund

________

UBS
Private Investor
Funds, Inc.



Annual Report
December 31, 1996

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Bond Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's annual report for the period ended December 31, 1996. This report contains a letter from the portfolio manager discussing the performance of the Fund during the period April 2, 1996 (commencement of operations) through December 31, 1996 including an economic overview. In addition, it includes a complete set of audited financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of a prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier
Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

This annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

     The U.S. bond market generated unimpressive returns for 1996, beginning the year on a very weak note but improving noticeably as the year progressed. After posting slightly negative returns for the first six months of the year, the Fund's benchmark, the Lehman Brothers Intermediate Government/Corporate Index managed to post a 4.1% total return the full year period.

     For the period April 2, 1996 (commencement of operations) through December 31, 1996, the Fund's performance was as follows:

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.)

This chart provides a comparison of the Fund's performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index. This chart compares total returns (which include changes in share price and reinvestment of all dividends and capital gains) of a hypothetical $10,000 investment made on April 2, 1996 and held through December 31, 1996.


                                [PERFORMANCE GRAPH]


                UBS                 LEHMAN BROTHERS
                BOND            INTERMEDIATE GOVERNMENT
                FUND              CORPORATE BOND INDEX
                ----            -----------------------

  4/2/96        10000                     10000
 4/30/96         9935                      9958
 5/31/96         9930                      9950
 6/30/96        10031                     10056
 7/31/96        10057                     10086
 8/31/96        10072                     10094
 9/30/96        10199                     10234
10/31/96        10378                     10415
11/30/96        10512                     10553
12/31/96        10436                     10485



AVERAGE ANNUAL TOTAL RETURN (AS OF DECEMBER 31, 1996)

                                                                                        LEHMAN BROTHERS
                                                                                         INTERMEDIATE
                                                                            UBS BOND      GOVT./CORP.
                                                                              FUND        BOND INDEX
                                                                            --------    ---------------

Since inception (April 2, 1996)..........................................     4.36%           4.85%

The Fund's performance benefited somewhat from the timing of its start-up in April by avoiding the quite weak first quarter.

ECONOMIC OVERVIEW

The market suffered early in the year as renewed economic vigor combined with low unemployment and relatively tight estimates of economic capacity presented a worrisome picture as to increases in inflation. The market was encouraged as economic growth eased in the third quarter, but even more importantly inflation remained quite benign. In fact, if one excludes the volatile food and energy sectors, core inflation as measured by the (core) Consumer Price Index continued to improve from 3.0% in 1995 to 2.6% in 1996.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

While the market finished with a strong second half of the year, new worries developed in the month of December. The December sell-off came amid tentative signs of somewhat stronger economic growth in the form of slightly stronger retail sales and employment growth.

ECONOMIC FORECAST

     While Christmas sales were ultimately reported to be below initial expectations we believe that consumer spending has entered the first quarter with good momentum. As a result, we expect GDP to begin the year on a relatively strong note of between 2.5% and 3.0% before slowing moderately later in the year.

     If this forecast were to come to fruition, we believe it would create modest near term pressure on bond prices. Accordingly, we have adjusted our duration to a level slightly below that of the benchmark pending the release of additional economic data.

STRATEGY

     As for our core corporate bond investments, the continued strong market environment for corporate bonds continues to have both a positive and negative impact. Strong market technicals have enabled our current holdings to perform well but at the same time have made it difficult to add new positions due to very limited attractive supply. This has led to a lower concentration of corporate securities than we would have expected at this point. We, of course, continue to search the markets for additional attractive opportunities.

Louis Cohen
Portfolio Manager
------------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by Signature Broker-Dealer Services, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS Bond Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving all of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged composite of intermediate duration consisting of publicly issued, fixed rate, non-convertible domestic bonds.

UBS Bond Fund
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Bond
  Portfolio, at value................................................................     $7,554,365
Receivable from Adviser..............................................................          6,387
Deferred organization expenses and other assets......................................         63,262
                                                                                          ----------
          Total Assets...............................................................      7,624,014
                                                                                          ----------

LIABILITIES:
Administrative services fees payable.................................................            294
Directors' fees payable..............................................................          2,490
Dividends payable....................................................................         33,772
Organization expenses payable........................................................         32,742
Other accrued expenses...............................................................         54,426
                                                                                          ----------
          Total Liabilities..........................................................        123,724
                                                                                          ----------

NET ASSETS...........................................................................     $7,500,290
                                                                                          ----------
                                                                                          ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         74,906
                                                                                          ----------
                                                                                          ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................        $100.13
                                                                                          ----------
                                                                                          ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       75
Additional paid-in capital...........................................................      7,495,002
Net unrealized appreciation of investments, foreign currency contracts and foreign
  currency translations..............................................................            621
Accumulated net investment loss......................................................         (4,086)
Accumulated undistributed net realized gains on securities and foreign currency
  transactions.......................................................................          8,678
                                                                                          ----------
          Net Assets.................................................................     $7,500,290
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS Bond Fund
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS Bond Portfolio
     Interest.............................................................                  $195,583
     Total expenses.......................................................    $ 28,341
     Less: Fee waiver.....................................................     (13,889)
                                                                              --------
     Net expenses.........................................................                    14,452
                                                                                            --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Bond
  Portfolio...............................................................                   181,131

EXPENSES
Shareholder service fees..................................................       7,632
Administrative services fees..............................................       1,526
Reports to shareholders expense...........................................      22,333
Transfer agent fees.......................................................      15,763
Audit fees................................................................      11,259
Amortization of organization expenses.....................................      10,886
Fund accounting fees......................................................       8,006
Legal fees................................................................       7,508
Directors' fees...........................................................       6,006
Registration fees.........................................................       3,065
Miscellaneous expenses....................................................       3,669
                                                                              --------
     Total expenses.......................................................      97,653
     Less: Fee waiver and expense reimbursements..........................     (87,682)
                                                                              --------
     Net expenses.........................................................                     9,971
                                                                                            --------
Net investment income.....................................................                   171,160
                                                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS BOND PORTFOLIO
Net realized gain on securities transactions..............................                     9,932
Net realized loss on foreign currency transactions........................                    (6,025)
Net change in unrealized depreciation of investments......................                   (13,586)
Net change in unrealized appreciation of foreign currency contracts and
  translations............................................................                    14,207
                                                                                            --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Bond Portfolio..................................                     4,528
                                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                  $175,688
                                                                                            --------
                                                                                            --------

------------------------
See notes to financial statements.

UBS Bond Fund
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..................................................................    $  171,160
Net realized gain on securities and foreign currency transactions......................         3,907
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations........................................................           621
                                                                                           ----------
Net increase in net assets resulting from operations...................................       175,688
                                                                                           ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................................      (170,408)
Net realized gains on investments......................................................        (1,273)
                                                                                           ----------
Total dividends and distributions to shareholders......................................      (171,681)
                                                                                           ----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.......................................................    10,846,978
Net asset value of shares issued to shareholders in reinvestment of dividends and
  distributions........................................................................       127,366
Cost of shares redeemed................................................................    (3,503,061)
                                                                                           ----------
Net increase in net assets from transactions in shares of common stock.................     7,471,283
                                                                                           ----------

NET INCREASE IN NET ASSETS.............................................................     7,475,290
NET ASSETS:
Beginning of period....................................................................        25,000
                                                                                           ----------
End of period (including net investment loss of $4,086)................................    $7,500,290
                                                                                           ----------
                                                                                           ----------

------------------------
See notes to financial statements.

UBS Bond Fund
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period............................................           $100.00
                                                                                           -------
Income from investment operations:
     Net investment income......................................................              4.12
     Net realized and unrealized gain on investments, foreign currency contracts
       and foreign currency translations........................................              0.14
                                                                                           -------
     Total income from investment operations....................................              4.26
                                                                                           -------

Less Dividends and Distributions to Shareholders:
     Dividends from net investment income.......................................             (4.11)
     Distributions from net realized gains......................................             (0.02)
                                                                                           -------
     Total dividends and distributions..........................................             (4.13)
                                                                                           -------

Net asset value, end of period..................................................           $100.13
                                                                                           -------
                                                                                           -------
Total Return....................................................................              4.36%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...................................           $ 7,500
     Ratio of expenses to average net assets(2).................................              0.80%(3)
     Ratio of net investment income to average net assets(2)....................              5.61%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolio Trust -- UBS Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 3.33% (annualized).
(3) Annualized.

See notes to financial statements.

UBS Bond Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1996, the Company included two other funds, UBS U.S. Equity Fund and UBS International Equity Fund. These financial statements relate only to the Fund.

The Fund had no operations prior to April 2, 1996 other than the sale to Signature Financial Group, Inc. of 250 shares of common stock for $25,000.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Signature Broker-Dealer Services, Inc. ('Signature'), a wholly-owned subsidiary of Signature Financial Group, Inc., serves as the Fund's administrator and distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the fund services agent to the Fund.

The  financial  statements   of  the  Portfolio,   including  its  Schedule   of
Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio
(14.3% at December 31, 1996). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in

UBS Bond Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------
nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the fiscal year ended December 31, 1996, the Fund increased accumulated undistributed net realized gains by $6,044, reduced accumulated undistributed net investment income by $4,838 and decreased paid-in capital by $1,206. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of $72,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by Signature and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Company, Signature provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay Signature a fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature does not receive a fee on average daily net assets in excess of $200 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $1,526.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, Signature serves as the distributor of Fund shares. Signature does not receive any additional fees for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICES AGREEMENT -- The Fund has entered into a Shareholder Services Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee amounted to $7,632, all of which was waived.

D. FUND SERVICES AGREEMENT -- Under the terms of a Fund Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS reimbursed the Fund for expenses totaling $80,050 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS Bond Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1996 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996 were as follows:

Shares subscribed............................   108,567
Shares issued in reinvestment of dividends
  and distributions..........................     1,278
Shares redeemed..............................   (35,189)
                                                -------
Net increase in shares outstanding...........    74,656
                                                -------
                                                -------

UBS Bond Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and
Shareholders of UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Bond Fund (the 'Fund') (one of the funds constituting the UBS Private Investor Funds, Inc.) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
February 21, 1997

UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS -- 60.7%
             U.S. TREASURY OBLIGATIONS -- 56.3%
$  150,000   U.S. Treasury Note................................................    6.25 %     1/31/97     $   150,070
    25,000   U.S. Treasury Note................................................   6.125 %     5/31/97          25,070
    50,000   U.S. Treasury Note................................................   6.375 %     6/30/97          50,258
 1,000,000   U.S. Treasury Note................................................    6.00 %     8/31/97       1,002,810
 1,170,000   U.S. Treasury Note................................................   5.125 %     6/30/98       1,159,400
 1,290,000   U.S. Treasury Note................................................    5.25 %     7/31/98       1,279,319
   100,000   U.S. Treasury Note................................................    7.00 %     4/15/99         102,234
   150,000   U.S. Treasury Note................................................    6.75 %     5/31/99         152,555
 5,200,000   U.S. Treasury Note................................................   6.375 %     7/15/99       5,247,112
   155,000   U.S. Treasury Note................................................   6.875 %     8/31/99         158,246
   145,000   U.S. Treasury Note................................................   7.125 %     9/30/99         149,010
 1,500,000   U.S. Treasury Bond................................................   5.875 %     11/15/99      1,494,135
 1,203,000   U.S. Treasury Bond................................................    7.75 %     1/31/00       1,258,831
 2,600,000   U.S. Treasury Note................................................   7.125 %     2/29/00       2,676,778
   505,000   U.S. Treasury Note................................................    6.75 %     4/30/00         514,550
 1,344,000   U.S. Treasury Note................................................    6.25 %     5/31/00       1,349,457
 1,700,000   U.S. Treasury Note................................................   6.125 %     7/31/00       1,700,000
   650,000   U.S. Treasury Note................................................   6.125 %     9/30/00         649,590
 2,250,000   U.S. Treasury Note................................................    5.75 %     10/31/00      2,220,120
 1,000,000   U.S. Treasury Note................................................    5.50 %     12/31/00        976,870
   775,000   U.S. Treasury Bond................................................    6.25 %     4/30/01         776,697
 1,500,000   U.S. Treasury Note................................................   6.625 %     7/31/01       1,523,910
 1,200,000   U.S. Treasury Note................................................    6.25 %     10/31/01      1,201,128
   500,000   U.S. Treasury Note................................................    7.50 %     11/15/01        526,330
   170,000   U.S. Treasury Note................................................    7.50 %     5/15/02         179,748
   800,000   U.S. Treasury Note................................................   6.375 %     8/15/02         805,248
    70,000   U.S. Treasury Note................................................    6.25 %     2/15/03          69,913
   450,000   U.S. Treasury Note................................................    5.75 %     8/15/03         436,500
   419,000   U.S. Treasury Note................................................    7.25 %     5/15/04         440,868
   100,000   U.S. Treasury Note................................................    7.25 %     8/15/04         105,250
 1,450,000   U.S. Treasury Note................................................    6.50 %     10/15/06      1,457,932
                                                                                                          -----------
                                                                                                           29,839,939
                                                                                                          -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.4%
 1,400,000   Federal Home Loan Mortgage Corp...................................    5.96 %     10/20/00      1,385,342
   995,400   Federal National Mortgage Assc., Pool #250576.....................    7.00 %     6/01/26         973,680
                                                                                                          -----------
                                                                                                            2,359,022
                                                                                                          -----------
             TOTAL U.S. TREASURY & U.S. GOVERNMENT AGENCY
               OBLIGATIONS (COST $32,115,403)..................................                            32,198,961
                                                                                                          -----------
             CORPORATE OBLIGATIONS -- 27.5%

             CORPORATE OBLIGATIONS -- DOMESTIC -- 24.5%
             AEROSPACE/DEFENSE -- 1.0%
   500,000   Lockheed Martin...................................................    6.55 %     5/15/99         502,226
                                                                                                          -----------
             BANKING -- 3.9%
   500,000   BanPonce Corp.....................................................    6.75 %     4/26/00         502,195
   500,000   Capital One Bank..................................................    6.87 %     8/16/99         502,605
   250,000   Capital One Bank..................................................    6.95 %     6/14/00         251,078
   720,000   J.P. Morgan & Co..................................................    8.50 %     8/15/03         785,124
                                                                                                          -----------
                                                                                                            2,041,002
                                                                                                          -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             BROKERAGE -- 3.2%
$  500,000   Goldman Sachs.....................................................    6.25 %     2/01/03     $   486,795
   600,000   Lehman Brothers Inc...............................................    7.14 %     9/24/99         606,666
   200,000   Lehman Brothers Inc...............................................    7.25 %     4/15/03         201,266
   400,000   Salomon Inc.......................................................    7.25 %     5/01/01         403,549
                                                                                                          -----------
                                                                                                            1,698,276
                                                                                                          -----------
             CHEMICALS -- 0.5%
   250,000   Praxair...........................................................    6.70 %     4/15/01         250,785
                                                                                                          -----------
             ENERGY -- 0.8%
   400,000   Oryx Energy Co....................................................   10.00 %     4/01/01         439,076
                                                                                                          -----------
             FINANCING & LEASING -- 4.8%
   950,000   Associates Corp N.A...............................................    8.50 %     1/10/00       1,005,347
   500,000   CIT Group Holdings................................................    6.50 %     7/13/98         504,220
   750,000   Countrywide Home Loan.............................................    7.45 %     9/16/03         764,663
   265,000   General Electric Capital Corp.....................................   6.875 %     4/15/00         270,239
                                                                                                          -----------
                                                                                                            2,544,469
                                                                                                          -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 3.2%
   600,000   Caterpillar Financial.............................................    6.77 %     12/29/00        605,274
   500,000   Pitney Bowes Credit...............................................    6.54 %     7/15/99         503,590
   600,000   Sears Roebuck Acceptance Corp.....................................    5.59 %     2/16/01         578,790
                                                                                                          -----------
                                                                                                            1,687,654
                                                                                                          -----------
             MEDIA/CABLE -- 2.8%
   600,000   News America Holdings.............................................    7.50 %     3/01/00         613,716
   200,000   Paramount Communications..........................................    7.50 %     1/15/02         199,834
   650,000   Tele-Communications Inc...........................................   7.375 %     2/15/00         646,503
                                                                                                          -----------
                                                                                                            1,460,053
                                                                                                          -----------
             NATURAL GAS -- 1.1%
   600,000   Kern River Funding (a)............................................    6.72 %     9/30/01         599,172
                                                                                                          -----------
             REAL ESTATE -- 1.4%
   650,000   Franchise Finance.................................................    7.02 %     2/20/03         638,950
   125,000   Susa Partnership LP...............................................   7.125 %     11/01/03        123,581
                                                                                                          -----------
                                                                                                              762,531
                                                                                                          -----------
             TECHNOLOGY -- 0.9%
   500,000   CSC Enterprises (a)...............................................    6.50 %     11/15/01        496,355
                                                                                                          -----------
             UTILITIES -- 0.9%
   464,000   BVPS II Funding Corp..............................................    7.38 %     12/01/99        466,320
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $12,864,655)........                            12,947,919
                                                                                                          -----------
             CORPORATE OBLIGATIONS -- FOREIGN -- 2.7%
             BANKING -- 1.7%
   500,000   Banco Central Hispano.............................................    7.50 %     6/15/05         509,585
   400,000   Spintab (a).......................................................    7.50 %     8/14/49         403,120
                                                                                                          -----------
                                                                                                              912,705
                                                                                                          -----------
             PAPER & FOREST PRODUCTS -- 1.0%
   500,000   Canadian Pacific Forest...........................................   10.25 %     1/15/03         528,550
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS -- FOREIGN (COST $1,473,146)..........                             1,441,255
                                                                                                          -----------
             CORPORATE OBLIGATIONS -- EURODOLLAR -- 0.3%
             ENERGY -- 0.1%
    50,000   BP America Inc....................................................    9.75 %     3/01/99          53,531
                                                                                                          -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 0.2%
$   40,000   Ford Capital BV...................................................    9.75 %     6/05/97     $    40,625
    80,000   Unilever Capital..................................................    9.25 %     3/29/00          87,000
                                                                                                          -----------
                                                                                                              127,625
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS -- EURODOLLAR (COST $180,661).........                               181,156
                                                                                                          -----------
             TOTAL CORPORATE OBLIGATIONS (COST $14,518,462)....................                            14,570,330
                                                                                                          -----------
             FOREIGN GOVERNMENT OBLIGATIONS -- 5.5%
             CANADA -- 4.2%
 1,750,000*  Canada Government.................................................    7.50 %     9/01/00       1,376,538
 1,000,000*  Canada Government.................................................    7.00 %     9/01/01         775,493
    50,000   Province of Ontario...............................................   7.375 %     1/27/03          52,107
    50,000   Province of Quebec................................................   9.125 %     8/22/01          54,875
                                                                                                          -----------
                                                                                                            2,259,013
                                                                                                          -----------
             ITALY -- 0.1%
    20,000   Italy (Euro Bond).................................................   9.375 %     4/03/97          20,200
                                                                                                          -----------
             JAPAN -- 1.2%
   355,000   Japan Finance Corp................................................   9.125 %     10/11/00        382,587
   250,000   Japan Finance Corp. for Municipal Enterprises.....................    6.85 %     4/15/06         252,145
                                                                                                          -----------
                                                                                                              634,732
                                                                                                          -----------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $2,922,758)............                             2,913,945
                                                                                                          -----------
             ASSET BACKED SECURITIES -- 1.8%
             CREDIT CARD RECEIVABLES -- 1.8%
   440,000   First Omni Bank Credit Card Trust, Series 96-A....................    6.65 %     9/15/03         443,709
   500,000   Sears Credit Account Master Trust Series 96-3.....................    7.00 %     7/16/08         510,000
                                                                                                          -----------
             TOTAL ASSET BACKED SECURITIES (COST $937,838).....................                               953,709
                                                                                                          -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 95.5%
  (COST $50,494,461)...........................................................                            50,636,945
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.5%..................................                             2,363,907
                                                                                                          -----------
NET ASSETS -- 100.0%...........................................................                           $53,000,852
                                                                                                          -----------
                                                                                                          -----------

------------------------

*  Securities denominated in Canadian dollars.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the total value of such securities amounted to $1,498,647 or 2.8% of net assets.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                          U.S. DOLLAR
                                                       FOREIGN                         U.S. DOLLAR       NET UNREALIZED
                                                    CURRENCY UNITS   U.S. DOLLAR         VALUE AT        APPRECIATION/
           CURRENCY AND SETTLEMENT DATE             PURCHASED/SOLD  COST/PROCEEDS   DECEMBER 31, 1996    (DEPRECIATION)
--------------------------------------------------- --------------  -------------   ------------------   --------------
PURCHASE CONTRACT
German Deutsche Mark, 1/14/97......................    1,342,000     $   863,578        $  873,102          $  9,524
SALE CONTRACTS
Canadian Dollar, 1/13/97...........................    2,145,000       1,617,464         1,567,696            49,768
Canadian Dollar, 1/13/97...........................      874,767         646,539           639,333             7,206
German Deutsche Mark, 1/14/97......................    1,342,000         892,198           873,102            19,096
                                                                                                             -------
                                                                                                            $ 85,594
                                                                                                             -------
                                                                                                             -------

Note: Based on the cost of investments of $50,516,946 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $246,232 and $126,233, respectively, resulting in net unrealized appreciation of $119,999.

See notes to financial statements.

UBS Bond Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $50,494,461)..........................................     $50,636,945
Cash.............................................................................       1,443,320
Interest receivable..............................................................         905,546
Unrealized appreciation on open forward foreign currency contracts...............          85,594
Deferred organization expenses and other assets..................................          44,038
                                                                                      -----------
     Total Assets................................................................      53,115,443
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................           2,061
Trustees' fees payable...........................................................             877
Organization expenses payable....................................................          42,733
Other accrued expenses...........................................................          68,920
                                                                                      -----------
     Total Liabilities...........................................................         114,591
                                                                                      -----------

NET ASSETS.......................................................................     $53,000,852
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests.........................................     $53,000,852
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest............................................................                    $ 1,848,040

EXPENSES:
Investment advisory fees............................................     $ 131,348
Administrative services fees........................................        14,594
Audit fees..........................................................        39,357
Custodian fees and expenses.........................................        27,616
Fund accounting fees................................................        19,348
Legal fees..........................................................        18,766
Amortization of organization expenses...............................         7,508
Trustees' fees......................................................         7,508
Insurance expense...................................................         4,151
Miscellaneous expenses..............................................         6,110
                                                                         ---------
     Total expenses.................................................       276,306
     Less: Fee waiver...............................................      (131,348)
                                                                         ---------
     Net expenses...................................................                        144,958
                                                                                        -----------
Net investment income...............................................                      1,703,082
                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions........................                        113,360
Net realized loss on foreign currency transactions..................                        (68,736)
Net change in unrealized appreciation of investments................                        142,484
Net change in unrealized appreciation of foreign currency contracts
  and translations..................................................                         84,921
                                                                                        -----------
Net realized and unrealized gain on investments.....................                        272,029
                                                                                        -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                    $ 1,975,111
                                                                                        -----------
                                                                                        -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Statement of Changes in Net Assets
For the period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...............................................................   $ 1,703,082
Net realized gain on securities and foreign currency transactions...................        44,624
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations.....................................................       227,405
                                                                                       -----------
Net increase in net assets resulting from operations................................     1,975,111
                                                                                       -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions.........................................................    59,142,218
Value of withdrawals................................................................    (8,116,477)
                                                                                       -----------
Net increase in net assets from capital transactions................................    51,025,741
                                                                                       -----------

NET INCREASE IN NET ASSETS..........................................................    53,000,852

NET ASSETS:
Beginning of period.................................................................       --
                                                                                       -----------
End of period.......................................................................   $53,000,852
                                                                                       -----------
                                                                                       -----------

------------------------
See notes to financial statements.

UBS Bond Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)......................................      $53,001
     Ratio of expenses to average net assets(1).....................................         0.50%(2)
     Ratio of net investment income to average net assets(1)........................         5.83%(2)
     Portfolio turnover.............................................................          100%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.45% (annualized).
(2) Annualized.

See notes to financial statements.

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with a remaining maturity of more than 60 days are normally valued by a pricing service approved by the Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at year end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities held at year-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------
resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at year end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U. S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS voluntarily agreed to waive the entire investment advisory fee. Such waiver amounted to $131,348.

B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period from April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $14,594.

C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF INVESTMENTS
For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                             PURCHASES        SALES
                                                                            -----------    -----------

U.S. Government Securities...............................................   $60,905,077    $30,940,595
Corporate obligations....................................................    28,583,638      7,953,111
                                                                            -----------    -----------
          Total..........................................................   $89,488,715    $38,893,706
                                                                            -----------    -----------
                                                                            -----------    -----------

UBS Bond Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees and
Investors of UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Bond Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolios Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996
(commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 21, 1997

                           UBS Bond Fund
                         6 St. James Avenue
                     Boston, Massachusetts 02116


Investment Adviser                Union Bank of Switzerland,
                                  New York Branch
                                  1345 Avenue of the Americas
                                  New York, NY 10105

Administrator and Distributor     Signature Broker-Dealer Services, Inc.
                                  6 St. James Avenue
                                  Boston, Massachusetts 02116

Custodian and Transfer Agent      Investors Bank & Trust Company
                                  89 South Street
                                  Boston, Massachusetts 02111

UBS
International
Equity
Fund

________

UBS
Private Investor
Funds, Inc.



Annual Report
December 31, 1996

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS International Equity Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's annual report for the period ended December 31, 1996. This report contains a letter from the portfolio manager discussing the performance of the Fund during the period April 2, 1996 (commencement of operations) through December 31, 1996 including a market overview. In addition, it includes a complete set of audited financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier
Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

The annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

The UBS International Equity Fund achieved a total return of 4.65% for the period April 2, 1996 (commencement of operations) through December 31, 1996, compared to the 3.27% rise in the MSCI EAFE Index for the same period.

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.)

This chart provides a comparison of the Fund's performance to that of the MSCI EAFE Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains) of a hypothetical $10,000 investment made on April 2, 1996 and held through December 31, 1996.


                  [PERFORMANCE GRAPH]

                         UBS                 MSCI
                    INTERNATIONAL            EAFE
                     EQUITY FUND             INDEX
                    ------------             -----
  4/2/96               10000                  10000
                       10205                  10310
 5/31/96               10061                  10120
                       10132                  10177
 7/31/96                9898                   9880
                       10008                   9902
 9/30/96               10122                  10165
                       10126                  10061
11/30/96               10500                  10462
                       10465                  10327


The major reason for the outperformance was the underweight position we held in Japanese equities. Having started 23.3% light of the Japanese benchmark, we began to reduce the underweighting as the market underperformed, ending the period 10.6% light. In addition, stock selection was a major positive in Japan, when exporters which we held did particularly well and in Germany where restructuring proved beneficial for a number of holdings. Offsetting these positive trends was stock selection in France and the UK where growth stocks, such as pharmaceuticals, which we did not hold, performed particularly well.

MARKET OVERVIEW

The economic trend seen in 1995 of reasonable growth in the US offset by a very slow recovery in Japan and Continental Europe continued throughout 1996. This was despite interest rates at 0.5% in Japan and very low levels in Europe.

In Japan, indications are that the economy remains in extremely fragile shape. Third quarter GDP was unchanged quarter on quarter, the TANKAN survey was very weak and inflation remains subdued. In addition, the budget drafted in December for the year starting April 1997 amounts to a tax rise of 7trn /Y/en, including the rise in consumption tax from 3% to 5%. This has been brought about by the fiscal handouts of the past two years which have led to a serious deterioration in government finances. Given

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------
this background the market was weak, falling 5% in local currency, which was exacerbated by /Y/en weakness to give a return of - 15% in US$. The banking sector was particularly soft as further bad news on non-performing loans emerged and the supply of new equity took its toll.

In Europe, as the 1997 deadline for meeting the criteria set at Maastricht to participate in the new single currency draws even closer, political and economic debate across the continent has been dominated by this single issue. Efforts have focused on two areas, reducing government deficits and encouraging either a more relaxed interpretation of the rules or finding ways of fulfilling the letter, if not the spirit, of the agreement. This has led to considerable friction, both internally and externally. At a time of high and rising unemployment across Europe (over 12.5% in France, 10.6% in Germany) people are in no mood to accept government spending cuts. Events culminated with the Dublin summit where some limited progress was made in establishing the mechanisms required when the single currency is introduced, but could not mask the fundamental differences that still exist between many countries on this issue.

Despite the problems, with bond markets converging to the lower yield levels, stock markets performed well. A major contributory factor was that corporate manangements continue to embrace the concept of `shareholder value' with ever increasing zeal. Most markets were up anywhere from 20% to 30%. This was offset a little by the strength of the US$, the area as a whole returning 21.6% in US$.

Asian economies have suffered this year from lower than expected global growth. This has been exacerbated by the collapse in semi-conductor pricing and a decline in corporate profitability as productivity fails to keep pace with wage inflation. The star performer marketwise was Hong Kong, up 33.3% in local terms, where property prices appear to be on the increase again, encouraged by the performance of US financial markets. In smaller markets it was rather more mixed, with Thailand and Korea falling over 40% in US$ terms.

ECONOMIC FORECAST

We believe economies will continue to expand, with Japan and Continental Europe speeding up a little. If anything, this means somewhat higher inflation and interest rates.

With this relatively benign background, equity markets should do moderately well. European markets look best placed to benefit as valuations are lowest in this area and restructuring should substantially increase profitability.

Problems remain in the financial system in Japan which should depress returns from banks. The outlook is better for exporters given the more competitive /Y/en and domestic cyclicals represent reasonable relative value.

The Liberal government in Australia will continue to promote a `pro-business' culture which will encourage further corporate activity in that market. The outlook in Hong Kong becomes less clear as the handover draws nearer and could cause weakness. The smaller markets are cheaper after last year's disappointments and other increased opportunities.

In all areas we expect `growth' stocks to do less well as valuations have risen above fair value.

Robin Apps
Portfolio Manager

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by Signature Broker-Dealer Services, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS International Equity Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving a portion of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The MSCI EAFE Index (Morgan Stanley Capital International -- Europe, Australia, Far East Index) is an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.

UBS International Equity Fund
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS International Equity Portfolio,
  at value..........................................................................     $26,610,544
Receivable from Adviser.............................................................           7,091
Tax reclaim receivable..............................................................          29,290
Deferred organization expenses and other assets.....................................          63,600
                                                                                         -----------
          Total Assets..............................................................      26,710,525
                                                                                         -----------
LIABILITIES:
Administrative services fees payable................................................             568
Directors' fees payable.............................................................             341
Organization expenses payable.......................................................          32,509
Other accrued expenses..............................................................          53,378
                                                                                         -----------
          Total Liabilities.........................................................          86,796
                                                                                         -----------
NET ASSETS..........................................................................     $26,623,729
                                                                                         -----------
                                                                                         -----------
SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         258,877
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $102.84
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       259
Additional paid-in capital..........................................................      26,227,022
Net unrealized appreciation of investments, foreign currency contracts and foreign
  currency translations.............................................................         340,608
Accumulated undistributed net investment income.....................................          18,022
Accumulated undistributed net realized gains on securities and foreign currency
  translations......................................................................          37,818
                                                                                         -----------
          Net Assets................................................................     $26,623,729
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS International Equity Fund
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS International Equity Portfolio
     Dividends (net of foreign withholding tax of $14,285)...............                  $194,621
     Interest............................................................                    66,737
                                                                                           --------
     Investment income...................................................                   261,358
     Total expenses......................................................    $137,406
     Less: Fee waiver....................................................     (63,711)
                                                                             --------
     Net expenses........................................................                    73,695
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS
  International Equity Portfolio.........................................                   187,663

EXPENSES
     Shareholder service fees............................................      20,658
     Administrative services fees........................................       4,131
     Reports to shareholders expense.....................................      22,333
     Transfer agent fees.................................................      15,763
     Audit fees..........................................................      11,259
     Amortization of organization expenses...............................      10,886
     Fund accounting fees................................................       8,006
     Legal fees..........................................................     . 7,508
     Directors' fees.....................................................       6,006
     Registration fees...................................................       2,944
     Miscellaneous expenses..............................................       4,849
                                                                             --------
          Total expenses.................................................     114,343
          Less: Fee waiver and expense reimbursements....................     (73,557)
                                                                             --------
          Net expenses...................................................                    40,786
                                                                                           --------
Net investment income....................................................                   146,877
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS INTERNATIONAL EQUITY PORTFOLIO
Net realized gain on securities transactions.............................                   132,573
Net realized gain on foreign currency transactions.......................                     2,984
Net change in unrealized appreciation of investments.....................                   342,866
Net change in unrealized depreciation of foreign currency contracts and
  translations...........................................................                    (2,258)
                                                                                           --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS International Equity Portfolio.................                   476,165
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  $623,042
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

UBS International Equity Fund
Statement of Changes in Net Assets
For the period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..................................................................   $   146,877
Net realized gain on securities and foreign currency transactions......................       135,557
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations........................................................       340,608
                                                                                          -----------
Net increase in net assets resulting from operations...................................       623,042
                                                                                          -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................................      (136,578)
Net realized gains on investments......................................................       (94,755)
                                                                                          -----------
Total dividends and distributions to shareholders......................................      (231,333)
                                                                                          -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.......................................................    30,851,057
Net asset value of shares issued to shareholders in reinvestment of dividends and
  distributions........................................................................       229,580
Cost of shares redeemed................................................................    (4,873,617)
                                                                                          -----------
Net increase in net assets from transactions in shares of common stock.................    26,207,020
                                                                                          -----------

NET INCREASE IN NET ASSETS.............................................................    26,598,729

NET ASSETS:
Beginning of period....................................................................        25,000
                                                                                          -----------
End of period (including undistributed net investment income of $18,022)...............   $26,623,729
                                                                                          -----------
                                                                                          -----------

------------------------
See notes to financial statements.

UBS International Equity Fund
Financial Highlights
For the period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period..........................................           $100.00
                                                                                         -------
Income from Investment Operations:
     Net investment income....................................................              1.08
     Net realized and unrealized gain on investments, foreign currency
       contracts and foreign currency translations............................              3.54
                                                                                         -------
     Total income from investment operations..................................              4.62
                                                                                         -------

Less Dividends and Distributions to Shareholders:
     Dividends from net investment income.....................................            (1.05)
     Distributions from net realized gains....................................            (0.73)
                                                                                         -------
     Total dividends and distributions........................................            (1.78)
                                                                                         -------
Net asset value, end of period................................................           $102.84
                                                                                         -------
                                                                                         -------
Total Return..................................................................              4.65%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).................................           $26,624
     Ratio of expenses to average net assets(2)...............................              1.39%(3)
     Ratio of net investment income to average net assets(2)..................              1.78%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolio Trust -- UBS International Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.66% (annualized).
(3) Annualized.

See notes to financial statements.

UBS International Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS International Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1996, the Company included two other funds, UBS Bond Fund and UBS U.S. Equity Fund. These financial statements relate only to the Fund.

The Fund had no operations prior to April 2, 1996 other than the sale to Signature Financial Group, Inc. of 250 shares of common stock for $25,000.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS International Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Signature Broker-Dealer Services, Inc. ('Signature'), a wholly-owned subsidiary of Signature Financial Group, Inc., serves as the Fund's administrator and distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the fund services agent to the Fund.

The  financial  statements   of  the  Portfolio,   including  its  Schedule   of
Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio
(64.0% at December 31, 1996). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio. The amount of foreign withholding taxes deducted from the dividend income allocated to the Fund from the Portfolio is net of amounts the Fund expects to recover from foreign tax authorities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in

UBS International Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------
nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the fiscal year ended December 31, 1996, the Fund increased accumulated undistributed net investment income by $7,723, decreased accumulated undistributed net realized gains by $2,984 and decreased paid-in capital by $4,739. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of $72,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by Signature and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Company, Signature provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay Signature a fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature does not receive a fee on average daily net assets in excess of $200 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $4,131.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement with the Company, Signature serves as the distributor of Fund shares. Signature does not receive any additional fees for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICES AGREEMENT -- The Fund has entered into a Shareholder Services Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee amounted to $20,658, all of which was waived.

D. FUND SERVICES AGREEMENT -- Under the terms of a Fund Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period April 2, 1996 (commencement of operations) through December 26, 1996, the Fund's total operating expenses were limited to an annual rate of 1.40%. Effective December 27, 1996, this expense limitation was reduced to an annual rate of 0.95% of the Fund's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS reimbursed the Fund for expenses totaling $52,899 in connection with this voluntary limitation. The Adviser may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS International Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1996 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996 were as follows:

Shares subscribed...........................................   304,954
Shares issued to shareholders in reinvestment
  of dividends and distributions............................     2,281
Shares redeemed.............................................   (48,608)
                                                               -------
Net increase in shares outstanding..........................   258,627
                                                               -------
                                                               -------

UBS International Equity Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS PRIVATE INVESTOR FUNDS, INC.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS International Equity Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY
February 21, 1997

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             COMMON STOCK -- 83.1%
             AUSTRALIA -- 6.2%
     32,000  Australia & New Zealand Bank Group (Banking & Finance)................................   $   201,701
     15,800  Australian National Industries (Metals & Mining)......................................        15,698
    249,171  Burns Philp & Co. (Food)..............................................................       443,640
     62,500  Coles Myer Ltd. (Retail)..............................................................       257,333
    159,400  Fosters Brewing Group (Beverages).....................................................       323,083
    189,100  Goodman Fielder Limited (Food)........................................................       234,478
    565,638  MIM Holdings (Metals & Mining)........................................................       791,291
     89,000  Pacific Dunlop Ltd. (Diversified).....................................................       226,373
     50,000  Pasminco Limited (Metals & Mining)....................................................        78,690
                                                                                                      -----------
                                                                                                        2,572,287
                                                                                                      -----------
             DENMARK -- 1.7%
      2,700  BG Bank A/S (Banking & Finance).......................................................       126,541
     10,500  Tele Danmark -- B shares (Telecommunications).........................................       579,470
                                                                                                      -----------
                                                                                                          706,011
                                                                                                      -----------
             FRANCE -- 14.2%
      8,800  Alcatel Alsthom SA (Electrical & Electronics).........................................       708,009
      3,060  AXA Company (Banking & Finance).......................................................       194,923
      5,358  Banque Nationale de Paris (Banking & Finance).........................................       207,680
      4,500  Casino-Guichard-PE (Etabl Econ) (Food)................................................       209,864
      4,200  Compagnie Financiere de Suez (Banking & Finance)......................................       178,848
      6,130  Groupe Danone (Food)..................................................................       855,514
     22,600  Moulinex (Household Appliances)*......................................................       521,320
      5,100  Pechiney SA -- A Shares (Metals & Mining).............................................       214,022
      4,300  Pernod-Ricard SA (Beverages)..........................................................       238,220
      2,050  Peugeot SA (Automotive)...............................................................       231,097
      1,460  Sefimeg (Societe Francaise d'Investissements Immobiliers et de Gestion) (Real
               Estate).............................................................................       105,967
     10,000  Societe Nationale Elf-Aquitaine (Energy Sources)......................................       911,688
     18,300  Thomson CSF (Defense Electronics).....................................................       594,516
      9,070  Total Cie Francaise des Petroles -- B shares (Energy Sources).........................       738,836
                                                                                                      -----------
                                                                                                        5,910,504
                                                                                                      -----------
             GERMANY -- 8.1%
     26,000  Bayer AG (Chemicals)..................................................................     1,061,294
     13,500  Deutsche Bank AG (Banking & Finance)..................................................       630,907
        770  Schmalbach-Lubeca AG (Packaging)*.....................................................       189,184
     11,500  Veba AG (Diversified).................................................................       665,258
      2,000  Volkswagen AG (Automotive)............................................................       831,979
                                                                                                      -----------
                                                                                                        3,378,622
                                                                                                      -----------
             GREAT BRITAIN -- 13.9%
     86,320  Allied Domecq PLC (Food & Beverages)..................................................       675,630
     81,900  B.A.T. Industries (Tobacco)...........................................................       680,310
    115,700  BTR Limited (Diversified).............................................................       562,773
     15,840  Bass PLC (Beverages)..................................................................       222,731
    247,200  British Gas Corp. (Energy Sources)....................................................       952,604
     16,800  British Petroleum Co. PLC (Energy Sources)............................................       201,557
     53,000  MEPC British Registered (Real Estate).................................................       393,955
    178,000  Marley PLC (Building Materials).......................................................       385,649
    123,550  Northern Foods PLC (Food).............................................................       427,440
     43,950  Peninsular & Orient Steam (Transportation)............................................       444,112
     17,700  South West Water PLC (Utilities)......................................................       182,798
    209,750  Tarmac PLC (Building Materials).......................................................       352,054
     30,040  Thames Water PLC (Utilities)..........................................................       316,415
                                                                                                      -----------
                                                                                                        5,798,028
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             HONG KONG -- 0.3%
    548,000  Yizheng Chemical Fibre Co. (Chemicals)................................................   $   133,201
                                                                                                      -----------
             INDONESIA -- 0.3%
     47,000  PT Astra International (Automotive)...................................................       129,340
                                                                                                      -----------
             JAPAN -- 21.1%
     11,000  Dai Nippon Printing Co. (Printing)....................................................       192,816
     13,000  Fuji Photo Film Co. (Photographic Equipment & Supplies)...............................       428,806
     80,000  Hitachi Ltd. (Hit. Seisakusho) (Electrical & Electronics).............................       746,050
     96,000  Ishikawajima Harima Heavy Industries (Machinery)......................................       426,906
     20,000  JGC Engineering & Construction Corp. (Engineering)....................................       150,073
         68  Japan Tobacco Inc. (Tobacco)..........................................................       460,927
     41,000  Japan Wool Textile Co. (Apparel & Textiles)...........................................       338,451
     49,000  Kansai Paint Co. (Chemicals)..........................................................       220,016
     14,000  Kao Corp. (Household Products)........................................................       163,198
     33,000  Koito Manufacturing Co., Ltd. (Automotive -- Parts & Equipment).......................       220,836
     36,000  Marudai Food Co., Ltd. (Food).........................................................       192,419
     22,000  Matsushita Electric Industries (Electrical & Electronics).............................       359,036
    105,000  Mitsubishi Chemical Corp. (Chemicals)*................................................       339,997
     38,000  Mitsubishi Estate Co. (Real Estate)...................................................       390,467
     27,000  Mitsubishi Heavy Industries (Aerospace/Defense Equipment).............................       214,489
     38,000  Nihon Cement Co. (Building Materials).................................................       193,921
     77,000  Nippon Yusen Kabushiki Kaish (Shipping)...............................................       348,398
     36,000  Nissan Fire & Marine Insurance (Insurance)............................................       198,947
     47,000  Nisshinbo Industries Inc. (Apparel & Textiles)........................................       366,065
      3,900  Sony Corp. (Electrical & Electronics).................................................       255,600
     53,000  Sumitomo Marine & Fire (Insurance)....................................................       329,505
      1,000  Takashimaya Co. (Retail)..............................................................        12,002
     69,000  Toray Industries Inc. (Chemicals).....................................................       425,999
     13,000  Uny Co. (Retail)......................................................................       237,976
        115  West Japan Railway (Transportation)...................................................       372,377
     35,000  Yamaha Motor Co. (Automotive).........................................................       314,308
     42,000  Yamanouchi Pharmaceutical (Pharmaceuticals)...........................................       863,138
                                                                                                      -----------
                                                                                                        8,762,723
                                                                                                      -----------
             NETHERLANDS -- 2.3%
     12,400  Internationale Nederlanden Groep NV (Banking & Finance)...............................       446,730
     14,500  Koninklijke Papierfabrieken BT NV (Paper & Forest Product)............................       316,623
      5,040  Royal PTT Nederland (Telecommunications)..............................................       192,375
                                                                                                      -----------
                                                                                                          955,728
                                                                                                      -----------
             NEW ZEALAND -- 0.8%
     10,300  Ceramco Corp. Ltd. (Diversified)......................................................         9,830
    116,000  Fletcher Challenge Paper Shares (Paper & Forest Products).............................       238,638
     39,200  Fletcher Challenge Forestry Shares (Forest Products)..................................        65,679
                                                                                                      -----------
                                                                                                          314,147
                                                                                                      -----------
             NORWAY -- 0.5%
      8,100  Bergesen D.Y. ASA (Transportation)....................................................       196,117
                                                                                                      -----------
             SINGAPORE -- 1.9%
    280,579  Dairy Farm International Holdings (Food)..............................................       225,866
    121,898  Hong Kong Land Holdings (Real Estate).................................................       338,876
     34,965  Jardine Matheson Holdings (Diversified)...............................................       230,769
                                                                                                      -----------
                                                                                                          795,511
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             SOUTH KOREA -- 0.3%
     18,000  Hyundai Motor Co. GDR (Automotive)*...................................................   $   134,100
                                                                                                      -----------
             SPAIN -- 0.9%
     46,530  Uralita (Building Materials)..........................................................       363,782
                                                                                                      -----------
             SWEDEN -- 3.9%
     11,050  Electrolux (Household Appliances).....................................................       642,588
     13,020  SKF AB -- B shares (Manufacturing)....................................................       308,787
     47,300  Stora Kopparbergs -- A Shares (Paper & Forest Products)...............................       652,926
                                                                                                      -----------
                                                                                                        1,604,301
                                                                                                      -----------
             SWITZERLAND -- 6.3%
        600  Forbo Holding (Building Materials)....................................................       242,062
      1,100  Nestle SA (Food & Beverages)..........................................................     1,180,949
        729  Novartis (Pharmaceuticals)*...........................................................       834,932
        600  Winterthur Schweiz Vers-R (Insurance).................................................       346,956
                                                                                                      -----------
                                                                                                        2,604,899
                                                                                                      -----------
             THAILAND -- 0.4%
     12,300  Shinawatra Computer Company (Technology)..............................................       148,678
                                                                                                      -----------

             TOTAL COMMON STOCK (COST $34,119,162).................................................    34,507,979
                                                                                                      -----------

             CONVERTIBLE PREFERRED STOCK -- 0.6%
             JAPAN -- 0.6%
 30,000,000  Sakura Finance, Series II, 0.75%, due 10/01/01** (Banking & Finance)
               (Cost $282,056).....................................................................       267,140
                                                                                                      -----------

             CONTINGENT VALUE RIGHTS -- 0.0%
             FRANCE -- 0.0%
      3,060  AXA Company (Banking & Finance) (Cost $0)***..........................................             0
                                                                                                      -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 83.7%
  (COST $34,401,218)...............................................................................    34,775,119
OTHER ASSETS IN EXCESS OF LIABILITIES -- 16.3%.....................................................     6,771,460
                                                                                                      -----------
NET ASSETS -- 100.0%...............................................................................   $41,546,579
                                                                                                      -----------
                                                                                                      -----------

------------------------

GDR -- Global Depository Receipts.
*   Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the value of this security amounted to $267,140 or 0.6% of net assets.
*** This  security did not commence trading  until January 14, 1997. At December
    31, 1996 there was no market for this security.
Note: Based on the cost of investments of $34,401,218 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $1,866,903 and $1,493,002, respectively, resulting in net unrealized appreciation of $373,901.

See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

SUMMARY OF INDUSTRY DIVERSIFICATION

                                                                                                        PERCENT OF
                                INDUSTRY DIVERSIFICATION (UNAUDITED)                                    NET ASSETS
-----------------------------------------------------------------------------------------------------   -----------

Energy Sources.......................................................................................        6.8%
Food.................................................................................................        6.2%
Banking & Finance....................................................................................        5.4%
Chemicals............................................................................................        5.2%
Electrical & Electronics.............................................................................        5.0%
Food & Beverages.....................................................................................        4.5%
Pharmaceuticals......................................................................................        4.1%
Diversified..........................................................................................        4.1%
Automotive...........................................................................................        4.0%
Building Materials...................................................................................        3.7%
Real Estate..........................................................................................        3.0%
Paper & Forest Products..............................................................................        2.9%
Household Appliances.................................................................................        2.8%
Tobacco..............................................................................................        2.7%
Metals & Mining......................................................................................        2.6%
Transportation.......................................................................................        2.4%
Insurance............................................................................................        2.1%
Beverages............................................................................................        1.9%
Telecommunications...................................................................................        1.9%
Apparel & Textiles...................................................................................        1.7%
Defense Electronics..................................................................................        1.4%
Retail...............................................................................................        1.2%
Utilities............................................................................................        1.2%
Photographic Equipment & Supplies....................................................................        1.0%
Machinery............................................................................................        1.0%
Shipping.............................................................................................        0.8%
Manufacturing........................................................................................        0.7%
Automotive -- Parts & Equipment......................................................................        0.5%
Aerospace / Defense Equipment........................................................................        0.5%
Packaging............................................................................................        0.5%
Printing.............................................................................................        0.5%
Household Products...................................................................................        0.4%
Engineering..........................................................................................        0.4%
Technology...........................................................................................        0.4%
Forest Products......................................................................................        0.2%
                                                                                                        -----------
Total Portfolio Holdings.............................................................................       83.7%
Other assets in excess of liabilities................................................................       16.3%
                                                                                                        -----------
Total Net Assets.....................................................................................      100.0%
                                                                                                        -----------
                                                                                                        -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                           U.S. DOLLAR
                                                        FOREIGN                          U.S. DOLLAR      NET UNREALIZED
                                                     CURRENCY UNITS    U.S. DOLLAR        VALUE AT        APPRECIATION/
           CURRENCY AND SETTLEMENT DATE              PURCHASED/SOLD   COST/PROCEEDS   DECEMBER 31, 1996   (DEPRECIATION)
---------------------------------------------------  --------------   -------------   -----------------   --------------

PURCHASE CONTRACTS
Australian Dollar, 1/07/97.........................        562,647     $   448,711       $   447,175         ($ 1,536)
Australian Dollar, 1/08/97.........................        111,016          88,480            88,231             (249)
Swiss Franc, 1/06/97...............................      1,219,183         903,098           911,436            8,338
German Deutsche Mark, 1/06/97......................      1,692,482       1,088,973         1,100,531           11,558
Danish Krone, 1/06/97..............................      1,399,769         235,810           237,770            1,960
Spanish Peseta, 1/09/97............................     15,642,120         119,615           120,457              842
French Franc, 1/31/97..............................      9,045,738       1,728,711         1,749,415           20,704
British Pound, 1/07/97.............................        866,020       1,468,935         1,483,015           14,080
Hong Kong Dollar, 1/03/97..........................        275,087          35,564            35,567                3
Japanese Yen, 1/08/97..............................    362,927,155       3,129,155         3,137,482            8,327
Dutch Guilder, 1/06/97.............................        534,289         306,587           309,590            3,003
Norwegian Krone, 1/06/97...........................        419,630          65,252            65,148             (104)
New Zealand Dollar, 1/08/97........................         89,738          63,534            63,407             (127)
Swedish Krona, 1/07/97.............................      3,675,096         534,249           539,855            5,606
Thai Baht, 1/06/97.................................        938,788          36,628            36,606              (22)

SALE CONTRACTS
Japanese Yen, 1/07/97..............................         60,000             517               519               (2)
                                                                                                          --------------
                                                                                                             $ 72,381
                                                                                                          --------------
                                                                                                          --------------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $34,401,218)..........................................    $34,775,119
Cash..............................................................................     17,165,268
Foreign currency (cost $1,237)....................................................          1,247
Dividends receivable..............................................................         73,763
Interest receivable...............................................................         25,636
Unrealized appreciation on open forward foreign currency contracts................         72,381
Deferred organization expenses and other assets...................................         44,063
                                                                                      -----------
     Total Assets.................................................................     52,157,477
                                                                                      -----------

LIABILITIES:
Advisory fees payable.............................................................         13,839
Administrative services fees payable..............................................          1,151
Trustees' fees payable............................................................            582
Payable for investment securities purchased.......................................     10,476,488
Organization expenses payable.....................................................         32,933
Other accrued expenses............................................................         85,905
                                                                                      -----------
     Total Liabilities............................................................     10,610,898
                                                                                      -----------

NET ASSETS........................................................................    $41,546,579
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests..........................................    $41,546,579
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $141,935)....................   $500,868
Interest..................................................................    189,623
                                                                             --------
     Investment income....................................................                $  690,491

EXPENSES:
Investment advisory fees..................................................    199,112
Administrative services fees..............................................     11,712
Custodian fees and expenses...............................................     60,563
Audit fees................................................................     39,357
Fund accounting fees......................................................     35,843
Legal fees................................................................     18,766
Amortization of organization expenses.....................................      7,508
Trustees' fees............................................................      7,508
Insurance expense.........................................................      4,053
Miscellaneous expenses....................................................      7,508
                                                                             --------
     Total expenses.......................................................    391,930
     Less: Fee waiver.....................................................   (185,273)
                                                                             --------
     Net expenses.........................................................                   206,657
                                                                                          ----------
Net investment income.....................................................                   483,834
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on securities transactions..............................                   361,151
Net realized gain on foreign currency transactions........................                    11,064
Net change in unrealized appreciation of investments......................                   373,901
Net change in unrealized depreciation of foreign currency contracts and
  translations............................................................                    (6,329)
                                                                                          ----------
Net realized and unrealized gain on investments...........................                   739,787
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                $1,223,621
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income................................................................   $   483,834
Net realized gain on securities and foreign currency transactions....................       372,215
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations......................................................       367,572
                                                                                        -----------
Net increase in net assets resulting from operations.................................     1,223,621
                                                                                        -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions..........................................................    60,373,286
Value of withdrawals.................................................................   (20,050,328)
                                                                                        -----------
Net increase in net assets from capital transactions.................................    40,322,958
                                                                                        -----------

NET INCREASE IN NET ASSETS...........................................................    41,546,579

NET ASSETS:
Beginning of period..................................................................       --
                                                                                        -----------
End of period........................................................................   $41,546,579
                                                                                        -----------
                                                                                        -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period (000's omitted)......................................        $41,547
     Average commission rate per share(1)...........................................        $  0.02
     Ratio of expenses to average net assets(2).....................................           0.88%(3)
     Ratio of net investment income to average net assets(2)........................           2.07%(3)
     Portfolio turnover.............................................................             42%

------------------------
(1) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.
(2) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.79% (annualized).
(3) Annualized.

See notes to financial statements.

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS International Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS International Investment London Limited ('UBSII') is the sub-adviser of the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of trading on such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the pricing of the Portfolio, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at year end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at year end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at year end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Recoveries of foreign taxes withheld from the Portfolio's income are generally recorded, where applicable, by the funds investing in the Portfolio. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U. S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSII as investment sub-adviser. UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSII a fee, accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million average daily net assets, 0.50% of the next $30 million average daily net assets and 0.40% of the Portfolio's average daily net assets in excess of $50 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------
investment advisory fee amounted to $199,112. UBS voluntarily agreed to waive $185,273 of this amount.

B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $11,712.

C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.

4. PURCHASES AND SALES OF INVESTMENTS
For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, aggregated $45,726,468 and $11,686,401, respectively.

UBS International Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS INVESTOR PORTFOLIOS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS International Equity Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolios Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants
Toronto, Ontario
February 21, 1997

                   UBS International Equity Fund
                        6 St. James Avenue
                    Boston, Massachusetts 02116


Investment Adviser                Union Bank of Switzerland,
                                  New York Branch
                                  1345 Avenue of the Americas
                                  New York, NY 10105

Administrator and Distributor     Signature Broker-Dealer Services, Inc.
                                  6 St. James Avenue
                                  Boston, Massachusetts 02116

Custodian and Transfer Agent      Investors Bank & Trust Company
                                  89 South Street
                                  Boston, Massachusetts 02111

UBS
U.S. Equity
Fund

________

UBS
Private Investor
Funds, Inc.



Annual Report
December 31, 1996

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS U.S. Equity Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's annual report for the period ended December 31, 1996. This report contains a letter from the portfolio manager discussing the performance of the Fund during the period April 2, 1996 (commencement of operations) through December 31, 1996 including an economic overview. In addition, it includes a complete set of audited financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of a prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier
Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

This annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

Dear Shareholder:

1996 IN REVIEW

Investors began 1996 with modest expectations for the equity markets after an unexpectedly strong 1995. But after 12 months, periodic worries over Fed tightening, a presidential election, volatility galore and significant rotation among groups -- the S&P 500 posted a 22.96% return and the Dow Jones Industrial Average 28.70%. Far from modest.

For the second year in a row it paid to be invested in the high technology and financial sectors -- two of the best performing groups in the S&P 500. But it was a year that may be noted more for the narrowness of the strength than for anything else. Analysis of the S&P's return shows that 2% of the stocks in the index accounted for 25% of the index's overall performance; most other stocks in the index posted significantly lower returns.

Another notable occurrence for the market in 1996 was the growth in dividends. Dividend increases in the Dow Jones Industrial Average (DJIA) were 12.5%. Despite that hefty increase in dividends the yield dropped to 2.03% -- an all time low due to the strong performance of the DJIA. It should also be noted that dividend growth for the S&P 500 kept pace with earnings, perhaps signaling that the low S&P 500 payout ratio may have leveled off.

Investors rarely pay attention to something as mundane as dividends when their capital change in stocks is as high as it has been in recent years. However, when the market slows down we expect to see investors turn to strong companies that provide a stable portion of the total return up front via the dividend. It is also important to note that if managements are increasing the dividend in line with earnings, they probably believe that these earnings levels are sustainable.

Finally, we reported to you at the end of the third quarter about our performance to date which was lagging the S&P 500 by a significant amount. We explained that this is not uncommon for value investing (and our experience in particular) and shared with you the rewards which we expect will come from sticking with our discipline during difficult short term periods of underperformance. We remain committed to our approach and began to see some recovery during the fourth quarter when we approximated a very strong market performance.

It is a volatile and uncertain time in the markets, but we still find promising opportunities. As measured by our Relative Dividend Yield methodology, the number of undervalued securities in the S&P 500 actually increased during the fourth quarter to 138 (from 120 at the end of the third quarter of 1996) despite very strong returns.

High quality, stable growing companies characterize the opportunities being presented to value investors and we continue to take advantage by purchasing those stocks that are attractive on a Relative Dividend Yield (RDY) basis -- but most importantly meet our fundamental tests from a research standpoint. As we have stated before, one of the biggest challenges to value investors is to avoid the purchase of terminally cheap stocks. RDY identifies the 'cheap' part of the equation and research tackles the 'terminal' issue. In 1996 some of the best work we did was eliminating 'terminally cheap' holdings. Deluxe Checks, Tambrands and Northeast Utilities were removed since they no longer met our qualifications as outlined in the 12 Fundamental Factors. In each case the stocks subsequently deteriorated from the levels at which we sold them.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

For the quarter ending December 31, 1996, the UBS U.S. Equity Fund returned 7.83%, slightly trailing the S&P 500's very strong performance of 8.34%. For the period from April 2, 1996 (commencement of operations) through December 31, 1996 (the Fund's initial operating period), however, the Fund returned 8.74% lagging the S&P 500 which returned 15.27%.

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.)

This chart provides a comparison of the Fund's performance to that of the S&P 500 Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains) of a hypothetical $10,000 investment made on April 2, 1996 and held through December 31, 1996.


                      [PERFORMANCE GRAPH]

                              UBS                      S & P
                           US EQUITY                    500
                              FUND                     INDEX
                           ---------                   -----
  4/2/96                    10000                     10000
                             9813                     10024
 5/31/96                     9957                     10281
                             9971                     10320
 7/31/96                     9609                      9864
                             9651                     10072
 9/30/96                    10084                     10639
                            10273                     10933
11/30/96                    10962                     11759
                            10874                     11527


During the year, the ten largest holdings outperformed the total portfolio. We are pleased that the quality of our research and portfolio construction has been correct but believe that we should continue to be more aggressive in holding these high quality securities.

                                                                                                   % OF       TOTAL
                                                                                                 PORTFOLIO    RETURN
                                                                                                 ---------    ------

Bristol-Myers Squibb Co.......................................................................       3.6       2.34
General Mills Co..............................................................................       4.6       1.25
Philip Morris Companies, Inc..................................................................       4.6       3.22
Weyerhaeuser Co...............................................................................       4.7       0.63
Minnesota Mining & Manufacturing..............................................................       3.9       2.52
Mellon Bank Corp..............................................................................       4.0       2.77
J.C. Penney Company, Inc......................................................................       4.2      -0.04
J.P. Morgan & Co. Inc. .......................................................................       4.0       1.72
Bell Atlantic Corp............................................................................       4.0       0.57
GTE Corporation...............................................................................       4.1       0.42
                                                                                                 ---------    ------
                                                                                                    41.7       15.4

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

We are continuing to move toward greater holdings in these stocks approaching our maximum of 5% in any individual stock.

Well, if the ten largest holdings did so well, why did the portfolio on the whole underperform the ten largest holdings and the market?

INDUSTRY WEIGHTINGS AND THEIR PORTFOLIO IMPACT

One of the greatest negative contributors to our 1996 performance were the Regional Bell Operating companies (RBOCs) and GTE. In 1995 the telephones provided strong excess return relative to the market. During 1996, the Fund accumulated positions in these companies that were overweighted to the market. Until the fourth quarter this proved to be a major drag on results as the investment community tended to overlook solid and improving telephone company fundamentals, instead focusing on regulatory and legislative uncertainties which were perceived as major negatives.

During the fourth quarter, the industry had a regulatory victory when a St. Louis court stayed the FCC interpretation of the 1996 Telecommunications Act that was creating so much of the confusion. At that time Wall Street began to awaken to the fact that these companies were capable of producing double digit earnings increases and share prices rebounded slightly.

Nevertheless, the group underperformed the market by approximately 12% for the Fund's initial operating period. We used the weakness to add to holdings as we are convinced that the 1996 Telecommunications Act is good for the RBOCs and GTE, as dividend growth and double digit earnings growth are reported and as the valuations -- by any measure -- reach levels that cannot be overlooked.

On the positive side, bank, pharmaceutical and oil stocks performed well during the period. Within these categories, Fund holdings such as Mellon Bank, J.P. Morgan, American Home Products, Bristol-Myers, Chevron and Texaco all fared well and contributed to the Fund's positive total return.

INDIVIDUAL STOCK WEIGHTINGS AND THEIR IMPACT

We also saw very strong performance from two of our ten largest holdings, Philip Morris and Minnesota Mining & Manufacturing. Both of these stocks outperformed the market turning in 29% and 27% respectively. Negative contributors were Reader's Digest and H&R Block which significantly underperformed the market and, although relatively small holdings, managed to impact the total return of our Fund by approximately 1%. Our research did influence the weightings resulting in owning small positions in these stocks, but certainly the question to ask now is should we own them at all.

Lastly, we would like to remind you of another factor that can from time to time have a periodic negative impact on the performance of a disciplined value approach (and did in 1996). That is the cost of building positions in companies and industries which represent longer term opportunities but which are presently out of favor. Since it is not possible to consistently determine the exact point at which investors will decide that a company has shifted from unattractive to undervalued, it is necessary to accumulate holdings over time and be patient. This can hurt results in the short term as we wait for perceptions to catch up to fundamentals; however, the longer term rewards make this exercise worthwhile.

Examples in the portfolio include food stocks (which began to pay off in the fourth quarter) and the forest products group which we began accumulating early in 1996. We would expect to continue accumulating the forest product stocks over the next six to twelve months.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

Our investment technique has typically resulted in an average holding period of 3-5 years. We currently anticipate building holdings over 2-3 years while stocks underperform. Experience has shown that doing what is right for the portfolio for the long term can sometimes be a little painful in the short term. Having a disciplined approach to both buying and selling stocks combined with a focused research process ensures that we will continue to take advantage of these anomalies in the marketplace.

Nancy Tengler
Portfolio Manager

------------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by Signature Broker-Dealer Services, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving all of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of, future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is an unmanaged index broadly representative of the U.S. stock market.

UBS U.S. Equity Fund
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio, at value...     $9,486,697
Receivable from Adviser..............................................................          6,340
Deferred organization expenses and other assets......................................         63,344
                                                                                          ----------
          Total Assets...............................................................      9,556,381
                                                                                          ----------
LIABILITIES:
Administrative services fees payable.................................................            341
Directors' fees payable..............................................................          1,688
Organization expenses payable........................................................         32,538
Other accrued expenses...............................................................         56,118
                                                                                          ----------
          Total Liabilities..........................................................         90,685
                                                                                          ----------
NET ASSETS...........................................................................     $9,465,696
                                                                                          ----------
                                                                                          ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         88,712
                                                                                          ----------
                                                                                          ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................        $106.70
                                                                                          ----------
                                                                                          ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       89
Additional paid-in capital...........................................................      8,765,869
Net unrealized appreciation of investments...........................................        684,896
Accumulated undistributed net investment income......................................          1,157
Accumulated undistributed net realized gains on investments..........................         13,685
                                                                                          ----------
          Net Assets.................................................................     $9,465,696
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS U.S. Equity Fund
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses from UBS Investor Portfolios Trust -- UBS
  U.S. Equity Portfolio
     Dividends..........................................................                   $191,173
     Interest...........................................................                     13,296
                                                                                           --------
     Investment income..................................................                    204,469
     Total expenses.....................................................    $  77,806
     Less: Fee waiver...................................................      (31,133)
                                                                            ---------
     Net expenses.......................................................                     46,673
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS U.S.
  Equity Portfolio......................................................                    157,796
EXPENSES
Shareholder service fees................................................       12,965
Administrative services fees............................................        2,593
Reports to shareholders expense.........................................       22,333
Transfer agent fees.....................................................       15,763
Audit fees..............................................................       11,259
Amortization of organization expenses...................................       10,886
Fund accounting fees....................................................        8,006
Legal fees..............................................................        7,508
Directors' fees.........................................................        6,006
Registration fees.......................................................        4,939
Miscellaneous expenses..................................................        4,218
                                                                            ---------
     Total expenses.....................................................      106,476
     Less: Fee waiver and expense reimbursements........................     (106,476)
                                                                            ---------
     Net expenses.......................................................                      --
                                                                                           --------
Net investment income...................................................                    157,796
                                                                                           --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS U.S. EQUITY PORTFOLIO
Net realized gain on securities transactions............................                     13,685
Net change in unrealized appreciation of investments....................                    684,896
                                                                                           --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS U.S. Equity Portfolio.........................                    698,581
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................                   $856,377
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

UBS U.S. Equity Fund
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..................................................................   $   157,796
Net realized gain on securities transactions...........................................        13,685
Net change in unrealized appreciation of investments...................................       684,896
                                                                                          -----------
Net increase in net assets resulting from operations...................................       856,377
                                                                                          -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income..................................................................      (156,639)
                                                                                          -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.......................................................    13,752,890
Net asset value of shares issued to shareholders in reinvestment of dividends..........       156,639
Cost of shares redeemed................................................................    (5,168,571)
                                                                                          -----------
Net increase in net assets from transactions in shares of common stock.................     8,740,958
                                                                                          -----------

NET INCREASE IN NET ASSETS.............................................................     9,440,696

NET ASSETS:
Beginning of period....................................................................        25,000
                                                                                          -----------
End of period (including undistributed net investment income of $1,157)................   $ 9,465,696
                                                                                          -----------
                                                                                          -----------

------------------------
See notes to financial statements.

UBS U.S. Equity Fund
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period...........................................           $100.00
                                                                                          -------
Income from investment operations:
     Net investment income.....................................................              2.05
     Net realized and unrealized gain on investments...........................              6.69
                                                                                          -------
     Total income from investment operations...................................              8.74
                                                                                          -------

Less dividends to shareholders:
     Dividends from net investment income......................................             (2.04)
                                                                                          -------

Net asset value, end of period.................................................           $106.70
                                                                                          -------
                                                                                          -------
Total return...................................................................              8.74%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted).................................           $ 9,466
     Ratio of expenses to average net assets(2)................................              0.90%(3)
     Ratio of net investment income to average net assets(2)...................              3.04%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolio Trust -- UBS U.S. Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 2.65% (annualized).
(3) Annualized.

See notes to financial statements.

UBS U.S. Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS U.S. Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1996, the Company included two other funds, UBS Bond Fund and UBS International Equity Fund. These financial statements relate only to the Fund.

The Fund had no operations prior to April 2, 1996 other than the sale to Signature Financial Group, Inc. of 250 shares of common stock for $25,000.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS U.S. Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Signature Broker-Dealer Services, Inc. ('Signature'), a wholly-owned subsidiary of Signature Financial Group, Inc., serves as the Fund's administrator and distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the fund services agent to the Fund.

The   financial  statements  of   the  Portfolio,  including   its  Schedule  of
Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (37.3% at December 31, 1996). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in

UBS U.S. Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------
nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of $72,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all cost of its operations other than expenses specifically assumed by UBS and Signature. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Company, Signature provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay Signature a fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature does not receive a fee on average net assets in excess of $200 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $2,593.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement with the Company, Signature serves as the distributor of Fund shares. Signature does not receive any additional fees for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICES AGREEMENT -- The Fund has entered into a Shareholder Services Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee amounted to $12,965, all of which was waived.

D. FUND SERVICES AGREEMENT -- Under the terms of a Fund Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.90% of the Fund's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS reimbursed the Fund for expenses totaling $93,511 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS U.S. Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1996 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996 were as follows:

Shares subscribed.................................   137,339
Shares issued to shareholders in reinvestment of
  dividends.......................................     1,465
Shares redeemed...................................   (50,342)
                                                     -------
Net increase in shares outstanding................    88,462
                                                     -------
                                                     -------

UBS U.S. Equity Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and
Shareholders of UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS U.S. Equity Fund (the 'Fund') (one of the funds constituting the UBS Private Investor Funds, Inc.) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
February 21, 1997

UBS U.S. Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
------   -------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 97.6%
         BANKING & FINANCIAL INSTITUTIONS -- 14.4%
 1,100   BankAmerica Corp...........................................................................   $   109,725
 9,200   Corestates Financial Corp..................................................................       477,250
13,100   Great Western Financial....................................................................       379,900
10,050   J. P. Morgan & Co. Inc.....................................................................       981,131
14,000   Mellon Bank Corp...........................................................................       994,000
10,700   U.S. Bancorp...............................................................................       480,831
 4,300   Wachovia Corp..............................................................................       242,950
                                                                                                       -----------
                                                                                                         3,665,787
                                                                                                       -----------
         CHEMICALS -- 4.2%
 5,690   Dow Chemical Company.......................................................................       445,954
20,800   Witco Corp.................................................................................       634,400
                                                                                                       -----------
                                                                                                         1,080,354
                                                                                                       -----------
         CONSUMER FOODS -- 7.4%
17,870   General Mills Co...........................................................................     1,132,511
21,075   H. J. Heinz Co.............................................................................       753,431
                                                                                                       -----------
                                                                                                         1,885,942
                                                                                                       -----------
         CONSUMER GOODS & SERVICES -- 4.8%
23,750   H&R Block Inc..............................................................................       688,750
13,500   Readers Digest Association Inc.............................................................       543,375
                                                                                                       -----------
                                                                                                         1,232,125
                                                                                                       -----------
         COSMETICS -- 2.5%
14,010   International Flavors & Fragrances.........................................................       630,450
                                                                                                       -----------
         DRUGS & PHARMACEUTICALS -- 10.9%
12,960   American Home Products Corp................................................................       759,780
 8,500   Baxter International.......................................................................       348,500
 8,300   Bristol-Myers Squibb Co....................................................................       902,625
18,977   Pharmacia & Upjohn Inc.....................................................................       751,964
                                                                                                       -----------
                                                                                                         2,762,869
                                                                                                       -----------
         INSURANCE -- 5.4%
12,600   American General Corp......................................................................       515,025
 4,250   Marsh & McLennan Cos. Inc..................................................................       442,000
10,700   Safeco Corp................................................................................       421,981
                                                                                                       -----------
                                                                                                         1,379,006
                                                                                                       -----------
         LUMBER, PAPER & BUILDING SUPPLIES -- 7.6%
10,550   Potlatch Corp..............................................................................       453,650
 6,200   Union Camp Corp............................................................................       296,050
24,800   Weyerhauser Co.............................................................................     1,174,900
                                                                                                       -----------
                                                                                                         1,924,600
                                                                                                       -----------
         MANUFACTURING -- 3.7%
11,510   Minnesota Mining & Manufacturing...........................................................       953,891
                                                                                                       -----------
         NATURAL GAS -- 0.8%
 6,000   NICOR Inc..................................................................................       214,500
                                                                                                       -----------

------------------------
See notes to financial statements.

UBS U.S. Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                      SECURITY DESCRIPTION                                          VALUE
------   -------------------------------------------------------------------------------------------   -----------
         OFFICE EQUIPMENT AND SUPPLIES -- 1.6%
 7,250   Pitney Bowes, Inc..........................................................................   $   395,125
                                                                                                       -----------
         PETROLEUM PRODUCTION & SALES -- 7.7%
 4,700   Amoco Corporation..........................................................................       378,350
 5,650   Atlantic Richfield Co......................................................................       748,625
 7,800   Chevron Corporation........................................................................       507,000
 2,300   Exxon Corporation..........................................................................       225,400
 1,120   Texaco Inc.................................................................................       109,900
                                                                                                       -----------
                                                                                                         1,969,275
                                                                                                       -----------
         PRINTING & PUBLISHING -- 0.9%
 9,200   Dun & Bradstreet Corporation...............................................................       218,500
                                                                                                       -----------
         RETAIL -- 4.1%
21,220   J. C. Penney Company, Inc..................................................................     1,034,475
                                                                                                       -----------
         TELECOMMUNICATIONS -- 11.0%
15,200   Bell Atlantic Corp.........................................................................       984,200
22,350   GTE Corporation............................................................................     1,016,925
 4,700   SBC Communications.........................................................................       243,225
16,800   US West Inc................................................................................       541,800
                                                                                                       -----------
                                                                                                         2,786,150
                                                                                                       -----------
         TOBACCO -- 8.0%
 9,600   American Brands, Inc.......................................................................       476,400
10,150   Philip Morris Companies, Inc...............................................................     1,143,144
12,600   UST, Inc...................................................................................       407,925
                                                                                                       -----------
                                                                                                         2,027,469
                                                                                                       -----------
         UTILITIES -- 2.6%
10,750   Baltimore Gas and Electric.................................................................       287,563
 5,860   Central & South West Corp..................................................................       150,163
 8,200   Wisconsin Energy Corp......................................................................       220,375
                                                                                                       -----------
                                                                                                           658,101
                                                                                                       -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 97.6%
  (COST $23,144,284)................................................................................    24,818,619
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%.......................................................       607,114
                                                                                                       -----------
NET ASSETS -- 100.0%................................................................................   $25,425,733
                                                                                                       -----------
                                                                                                       -----------

------------------------

Note: Based upon the cost of investments of $23,146,237 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $2,047,624 and $375,242, respectively, resulting in net unrealized appreciation of $1,672,382.

See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $23,144,284)...........................................     $24,818,619
Cash..............................................................................       2,980,844
Dividends and interest receivable.................................................          81,913
Deferred organization expenses and other assets...................................          43,094
                                                                                       -----------
     Total Assets.................................................................      27,924,470
                                                                                       -----------

LIABILITIES:
Administrative services fees payable..............................................             964
Trustees' fees payable............................................................           1,929
Payable for investment securities purchased.......................................       2,382,507
Organization expenses payable.....................................................          42,733
Other accrued expenses............................................................          70,604
                                                                                       -----------
     Total Liabilities............................................................       2,498,737
                                                                                       -----------
NET ASSETS........................................................................     $25,425,733
                                                                                       -----------
                                                                                       -----------

NET ASSETS CONSIST OF:
Paid-in capital for beneficial interests..........................................     $25,425,733
                                                                                       -----------
                                                                                       -----------

------------------------

See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends................................................................   $524,846
Interest.................................................................     35,449
                                                                            --------
     Investment income...................................................                 $  560,295

EXPENSES
Investment advisory fees.................................................     84,435
Administrative services fees.............................................      7,036
Audit fees...............................................................     39,357
Custodian fees and expenses..............................................     24,387
Fund accounting fees.....................................................     19,348
Legal fees...............................................................     15,273
Amortization of organization expenses....................................      7,508
Trustees' fees...........................................................      7,508
Insurance expense........................................................      1,647
Miscellaneous expenses...................................................      6,110
                                                                            --------
     Total expenses......................................................    212,609
     Less: Fee waiver....................................................    (84,435)
                                                                            --------
     Net expenses........................................................                    128,174
                                                                                          ----------
Net investment income....................................................                    432,121
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions.............................                      1,679
Net change in unrealized appreciation of investments.....................                  1,674,335
                                                                                          ----------
Net realized and unrealized gain on investments..........................                  1,676,014
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                 $2,108,135
                                                                                          ----------
                                                                                          ----------

------------------------

See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..................................................................   $   432,121
Net realized gain on securities transactions...........................................         1,679
Net change in unrealized appreciation of investments...................................     1,674,335
                                                                                          -----------
Net increase in net assets resulting from operations...................................     2,108,135
                                                                                          -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions............................................................    30,786,561
Value of withdrawals...................................................................    (7,468,963)
                                                                                          -----------
Net increase in net assets from capital transactions...................................    23,317,598
                                                                                          -----------

NET INCREASE IN NET ASSETS.............................................................    25,425,733

NET ASSETS:
Beginning of period....................................................................       --
                                                                                          -----------
End of period..........................................................................   $25,425,733
                                                                                          -----------
                                                                                          -----------

------------------------

See notes to financial statements.

UBS U.S. Equity Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period (000's omitted)......................................      $25,426
     Average commission per share...................................................      $  0.06
     Ratio of expenses to average net assets(1).....................................         0.91%(2)
     Ratio of net investment income to average net assets(1)........................         3.07%(2)
     Portfolio turnover.............................................................           19%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.60% (annualized).
(2) Annualized.

------------------------

See notes to financial statements.

UBS U.S. Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL
UBS U.S. Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at their last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U. S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U. S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

UBS U.S. Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS voluntarily agreed to waive the entire investment advisory fee. Such waiver amounted to $84,435.

B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $7,036.

C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.

4. PURCHASES AND SALES OF INVESTMENTS
For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, aggregated $26,712,324 and $3,569,719, respectively.

UBS U.S. Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees and
Investors of UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position, of the UBS U.S. Equity Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolio Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 21, 1997

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                        UBS U.S. Equity Fund
                         6 St. James Avenue
                      Boston, Massachusetts 02116


Investment Adviser                Union Bank of Switzerland,
                                  New York Branch
                                  1345 Avenue of the Americas
                                  New York, NY 10105

Administrator and Distributor     Signature Broker-Dealer Services, Inc.
                                  6 St. James Avenue
                                  Boston, Massachusetts 02116

Custodian and Transfer Agent      Investors Bank & Trust Company
                                  89 South Street
                                  Boston, Massachusetts 02111